FINANCIAL INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2015
FINANCIAL INCOME (EXPENSES), NET [Abstract]
FINANCIAL INCOME (EXPENSES), NET

NOTE 10:-  FINANCIAL INCOME (EXPENSES), NET

	Year ended December 31,
	2013	2014	2015

Bank charges	$(62)	$(113)	$(168)
Income (expenses) related to hedging activity	(102)	3,294	2,085
Interest expenses	(262)	-	-
Share based compensation related to warrants granted in connection with credit line	(273)	-	-
Exchange rate loss	(58)	(1,452)	(2,082)

Total income (expenses)	(757)	1,729	(165)

Interest income	154	415	242

Total financial income (expenses), net	$(603)	$2,144	$77